Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Parties [Abstract]
Related parties

Note 9. Related parties

Transactions between related parties

The Group has entered into loan agreements with certain shareholders, executives and directors. The amounts outstanding are unsecured and in the case of default on payment, a fine of 2% may be imposed on the total value of the loans.

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

	June 30, 2024	December 31, 2023
Related party loan—Pierre Schurmann(i)	9,739	8,890
Related party loan—Aury Ronan Francisco(ii)	-	977
Total loans from related parties	9,739	9,867

(i)	Nuvini S.A. entered into three loan agreements with Pierre Schurmann as of 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year. The third agreement entered into on December 15, 2022, in the principal amount of R$3,200 with interest of 10 % per year and 100% of CDI. All outstanding loan balances are classified as a short-term loan.

(ii)	This loan was received on September 3, 2021, from Aury Ronan Francisco, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of June 30, 2024.

Key management compensation

The compensation of the Group’s executive management team is determined based on the Group’s compensation policy considering the performance of professionals, business areas and market trends.

Key management compensation is summarized as follows:

	June 30, 2024	December 31, 2023
Short-term compensation (including salary)	47	434
Short-term employee benefits	24	72
Termination benefits	-	62
Share-based compensation	17,354	16,685
Total	17,425	17,253

Note 9. Related parties

Transactions between related parties

The Group has entered into loan agreements with certain shareholders, executives and directors. The amounts outstanding are unsecured and in the case of default on payment, a fine of 2% may be imposed on the total value of the loans.

The loan balances outstanding for the year ended December 31, 2023, and 2022 are as follows:

	2023	2022
Related party loan—Pierre Schurmann(i)(ii)(iii)	8,890	3,232
Related party loan—Aury Ronan Francisco(iv)	977	846
Total loans from related parties	9,867	4,078

(i)	The 2021 loans were granted in two installments on August 23, 2021, in the amount of R$6,000 and on August 31, 2021, in the amount of R$3,000, both installments payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 8% per annum. From January 27, 2022, and March 28, 2022, Nuvini S.A. entered into four additional loan agreements with Schurmann. The first and second loan agreements were entered into on January 27, 2022, in the principal amount of R$500 and R$300 respectively, each carrying an interest rate of 100% of CDI plus 3% per annum. The third loan agreement was entered into on February 1, 2022, with a principal amount of R$1,200, carrying an interest rate equal to 100% of CDI plus 3% per annum. The fourth loan agreement was entered into on March 29, 2022, with a principal amount of R$1,150, carrying an interest rate equal to 100% of CDI plus 3% per annum.

On April 28, 2022, Nuvini S.A. and Schurmann entered into a first consolidated amendment applicable to all the Related Party Loan Agreements in order to (i) condition the payment of the Related Party Loan Agreements to the achievement of a gross debt indicator/pro forma EBITDA less or equal to 3.5x for three consecutive semesters by Nuvini S.A., in connection with the Exposure Premium, as per deliberated in a general meeting of the debenture holders; and (ii) equalize the interest rates of all Related Party Loan Agreements in 100% of the CDI plus 8% per annum. In December 2022, all amounts payable under these loans, amounting to R$16,799, were converted into subscription rights with the same terms as those described in note 17. Schurmann holds 81.6% of the Nuvini Holding Limited shares as of December 31, 2022. As of December 31, 2023, after the conversion of Nuvini Holding Limited stock to Nvni Group Limited, Schurmann holds 50.6% of the issued shares.

(ii)	On December 15, 2022, Nuvini S.A. entered into a loan agreement with Schurmann, in the principal amount of R$3,200 with an interest rate of 10% per annum and 100% of CDI, and with a maturity of 16 months. Pursuant to the terms of this agreement, Schurmann was entitled to a premium in the equivalent of 15% of the principal loan amount. This amount was settled in Nvni Group Limited shares.

(iii)	Nuvini S.A. entered into two loan agreements with Schurmann during 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year, and term date of October 25, 2023.

(iv)	This loan was received on September 3, 2021, from Aury Ronan Francisco, former CFO, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, and 2022, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan.

On May 20, 2022, and December 15, 2022, respectively, Nuvini S.A. entered into two loan agreements with Accipiens Consultoria e Participações EIRELI, an entity owned and operated by Luiz Busnello, COO, in the amount of R$1,500 and R$1,100, respectively, with no interest rate attached. The right to repayment of the R$2,600 loan balance was assigned to Schurmann on November 30, 2022, who paid Luiz Busnello in cash in exchange for the right to be repaid under the loan, pursuant to the terms of the “Instrumento Particular de Cessão de Crédito”. In December 2022, these loans were converted into subscription rights with the same terms as those described in note 17. As these loans were converted, any potential interest impact was considered immaterial.

Key management compensation

The compensation of the Group’s executive management team is determined based on the Group’s compensation policy considering the performance of professionals, business areas and market trends.

Key management compensation for the years ended December 31, 2023, 2022 and 2021 is summarized as follows:

	2023	2022	2021
Short-term compensation (including salary)	434	573	2,938
Short-term employee benefits	72	76	48
Post-employment benefits	-	-	7
Termination benefits	62	-	274
Share-based compensation	16,685	9,007	1,957
Total	17,253	9,656	5,224

The balance of short-term employee benefits consists of health, life, and dental insurance along with a meal voucher which is considered a monthly employee benefit under Brazil Compensation Law.

Post employment and termination benefits were paid to two employees in key management positions during 2021 after they were terminated from Nuvini S.A. The post-employment benefits consist of extended health, life, and dental insurance for two months beyond the termination date. No other long-term benefits were issued to key management in 2023, 2022 or 2021.

Termination benefits were paid to one employee in a key management position during 2023 after they were terminated from Nuvini. The termination benefits consist of salaries, overdue holidays and tax labor.

On February 28, 2022, Busnello and Walter Leandro, VP of M&A, entered into advisor agreements with Nuvini S.A. Their services include, but are not limited to, managing M&A strategy and pipeline work, providing support to identify strong acquisition opportunities, conducting due diligence on potential acquisition targets, developing detailed financial models and business cases. Both Busnello and Leandro are each entitled to receive an advisor fee of R$1,500 consisting of 285,171 units of stock options, refer to note 19 for more information regarding share-based compensation awards. These agreements were amended in order to increase the number of stock options units to 646,552 based on an updated valuation.

On February 28, 2022, and March 25, 2022, Busnello entered into additional advisor agreements to act as COO and interim CFO. Services include, but are not limited to, managing the ongoing operations of the Company, managing the finance and accounting teams and managing the process for financial planning and budgeting. As compensation for these services, Busnello received a total of 7,453,449 units of stock options.

In agreement with the Nuvini S.A. share subscription option granting plan, in the event of a Liquidity Event, as defined in the Plan, 50% of the Options not yet exercisable on the date of occurrence of the Liquidity Event will become exercisable. The Company recognized a Liquidity Event in connection with the business combination with Mercato event on September 29, 2023, and therefore accelerated the vesting schedule attributing to the increase in share-based compensation as of December 31, 2023. Refer to note 19 for more information regarding share-based compensation awards.

Share-based compensation awards are granted to employees which will be vested based on the terms of the individual agreements. Other than the above, there were no reportable transactions between the Group and members of the key management personnel during the years ended December 31, 2023, 2022 and 2021. For more information regarding share-based compensation awards see note 19.